LEASE LIABILITIES - Repayments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
2022
LEASE LIABILITIES
Repayments of lease liabilities	$ 39.2
2023
LEASE LIABILITIES
Repayments of lease liabilities	36.6
2024
LEASE LIABILITIES
Repayments of lease liabilities	31.1
2025
LEASE LIABILITIES
Repayments of lease liabilities	22.3
2026
LEASE LIABILITIES
Repayments of lease liabilities	16.1
2027 and thereafter
LEASE LIABILITIES
Repayments of lease liabilities	$ 64.8